BORROWINGS (Narrative) (Details) - USD ($)	1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 31, 2024	May 31, 2022	May 22, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Convertible loan note				$ 14,964,000		$ 14,542,000
Repayment penalty				0	$ (905,000)
Fair value remeasurement for derivative financial balances				900,000
Equity Component Of Convertible Note				$ 6,709,000		6,709,000
Amendment and restatement of term loan [Member]
Disclosure of detailed information about borrowings [line items]
Increase term loan	$ 22,000,000
Outstanding term loan	12,500,000
Remaining amount available for general corporate purposes	9,500,000
Additional liquidity of amended term loan	$ 6,500,000
Percentage of secured overnight financing rate	4.00%
Reduction in base rate of secured overnight financing rate	2.50%
Outstanding principal in base rate of secured overnight financing rate	6.25%
Amended Term Loan	$ 35,000,000
Amendment and restatement of term loan [Member] | Class A Ordinary shares [Member]
Disclosure of detailed information about borrowings [line items]
Issuance Of Warrants For Additional Ads				10,000,000
Additional Warrants Issued	10,000,000
Repricing Of Existing Warrants For Ads	$ 0.11
Amendment and restatement of term loan [Member] | American depositary share [Member]
Disclosure of detailed information about borrowings [line items]
Issuance Of Warrants For Additional Ads				500,000
Additional Warrants Issued				500,000
Repricing Of Existing Warrants For Ads				$ 2.2
Amendment and restatement of term loan [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%
Reduction of Amended Term Loan early repayment of penalty	7.00%
Reduction of Amended Term Loan dependent timing of early repayment penalty	3.50%
Amendment and restatement of term loan [Member] | Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	8.75%
Reduction of Amended Term Loan early repayment of penalty	8.00%
Reduction of Amended Term Loan dependent timing of early repayment penalty	4.00%
IFRS 9 [Member]
Disclosure of detailed information about borrowings [line items]
Accretion interest adjustment				$ 400,000
Borrowings, closing carrying value				15,000,000
Convertible loan note				6,700,000
MiCo Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 45,200,000
Equity Component Of Convertible Note			$ 25,200,000
MiCo Ltd [Member] | Unsecured junior convertible note [Member]
Disclosure of detailed information about borrowings [line items]
Principal Amount Loaned			$ 20,000,000
Senior secured term loan [Member] | Non Current Liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of term loan				0		10,050,000
Accretion interest				(1,068,000)		(1,131,000)
Fair value of derivative financial asset				193,000
Fair value of derivative financial liability				1,400,000
Remaining amount of loan				65,809,000		40,109,000	$ 44,301,000
Principal Amount Loaned				28,500,000		$ 5,000,000
Exchangeable Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Total exchangeable notes percentage							99.70%
Remaining amount of loan				$ 210,000
Convertible Notes [Member] | MiCo Ltd [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate		1.50%
Convertible notes conversion basis description		The convertible note mandatorily converts into ADSs if the volume weighted average price of the Company’s ADSs is at or above US$16.20 for any five consecutive Nasdaq trading days. For further details on the convertible note, refer to the Company’s Form 6-K filings with the SEC on April 11, 2022.